Operating segments	12 Months Ended
Dec. 31, 2020
Operating segments
Operating segments

24.  Operating segments

The Company is managed as a single business unit that provides air transportation services. The Company has two geographic segments identified below:

	2020		2019		2018
Operating revenues:
Domestic (Mexico)	Ps.	16,572,198	Ps.	24,594,797	Ps.	18,493,476
International:
United States of America and Central America*		5,998,615		10,230,824		8,811,674
Non-derivative financial instruments		(411,222)		(72,949)		—
Total operating revenues	Ps.	22,159,591	Ps.	34,752,672	Ps.	27,305,150

*United States of America represents approximately 27%,  29% and 31% of total revenues from external customers in 2020, 2019 and 2018, respectively.

Revenues are allocated by geographic segments based upon the origin of each flight.

The Company does not have material non-current assets located in foreign countries.